CAPITAL MANAGEMENT AND FINANCIAL RISK - Net U.S dollar-denominated assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
CAD weakens
CAPITAL MANAGEMENT AND FINANCIAL RISK
Foreign Exchange Rate	1.3544
Sensitivity Foreign Exchange Rate	1.4898
Change in net income (loss)	$ 17,330
CAD strengthens
CAPITAL MANAGEMENT AND FINANCIAL RISK
Foreign Exchange Rate	1.3544
Sensitivity Foreign Exchange Rate	1.2190
Change in net income (loss)	$ (17,330)